MoA Clear Passage 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MoA Clear Passage 2065 Fund | MoA Clear Passage 2065 Fund
Prospectus [Line Items]
Annual Return [Percent]	16.01%	20.50%	(15.54%)	21.73%